Note 28 Contingent and commitment - Parenthetical information (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingent Liabilities [Abstract]
Irrevocable payment commitments related to bank levy	€ 1,078.8	€ 915.6